Summary of Significant Accounting Policies - Narrative (Details)		12 Months Ended
	Oct. 22, 2018 $ / shares	Sep. 30, 2018 payment office segment part shares	Sep. 30, 2017 shares	Sep. 30, 2016 shares
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices) | office		235
Days past grace period to initiate contact to cure deficiency		30 days
Minimum days past due to begin foreclosure proceedings		90 days
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
Minimum days past due to stop accrual of interest		90 days
Loans returned to full accrual status		90 days
Number of payments required | payment		6
Number of parts in loss percentage factor | part		2
Award vesting period (in years)		5 years
Options exercisable, weighted average remaining contractual term (in years)		2 years
Options granted (in shares) | shares		0	0	0
Number of reportable business segments | segment		1
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Dividends declared (in dollars per share) | $ / shares	$ 0.18
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		6 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		12 months
Options exercisable, weighted average remaining contractual term (in years)		10 years
Stock Options and Restricted Stock | Minimum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Stock Options and Restricted Stock | Maximum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)		10 years